INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 8,447	$ 8,557
Restricted cash	0	62
Trade receivables (net of allowance for doubtful accounts of $1,428 and $1,270 at June 30, 2015 and December 31, 2014, respectively)	19,738	19,032
Other accounts receivable and prepaid expenses	2,416	1,853
Inventories	6,025	6,133
Deferred tax asset	544	901
Property and equipment held for sale	706	1,034
Total current assets	37,876	37,572
LONG-TERM ASSETS:
Long-term accounts receivable	438	408
Severance pay fund	8,662	8,609
Property and equipment, net	9,592	10,075
Other intangible assets, net	1,469	1,950
Goodwill	49,709	48,941
Deferred tax asset	3,185	3,449
Total long-term assets	73,055	73,432
Total assets	110,931	111,004
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans	5,206	7,478
Trade payables	12,070	11,460
Deferred revenues and customer advances	7,085	6,420
Other accounts payable and accrued expenses	8,343	8,972
Total current liabilities	32,704	34,330
LONG-TERM LIABILITIES:
Long-term loans from banks	10,802	12,046
Long-term loans from others	921	997
Deferred taxes and other long-term liabilities	301	298
Accrued severance pay	9,575	9,537
Total long term liabilities	21,599	22,878
Pointer Telocation Ltd's shareholders' equity:
Share capital Ordinary shares of NIS 3 par value - Authorized: 8,000,000 unaudited shares at June 30, 2015 and December 31, 2014; Issued and outstanding: 7,701,439 and unaudited 7,688,564 shares at June 30, 2015 and December 31, 2014, respectively	5,707	5,705
Additional paid-in capital	129,797	129,618
Accumulated other comprehensive income	(2,961)	(2,909)
Accumulated deficit	(72,901)	(75,767)
Total Pointer Telocation Ltd.'s shareholders' equity	59,642	56,647
Non-controlling interest	(3,014)	(2,851)
Total equity	56,628	53,796
Total liabilities and equity	$ 110,931	$ 111,004